Employee Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) defined_benefit_plan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Retirement Benefits [Abstract]
Total expense under employee benefit plans	$ 3.7	$ 4.1	$ 4.5
Company matching contributions	$ 0.1	0.1	$ 0.1
Number of defined benefit plans | defined_benefit_plan	8
Liability under the defined benefit plans	$ 9.2	$ 8.4